Fair Values Of Financial Instruments - Reconciliation of unobservable input reconciliation (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	$ 618,310,699
Asset at the end of period	693,024,525	$ 618,310,699
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	5,061,719
Asset at the end of period	7,215,808	5,061,719
Investment in equity instruments [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	3,368,893	4,129,157
Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	497,000	$ 932,562
Net monetary inflation adjustment [Member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(1,259,527)
Dividends received [Member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	$ (452,277)